SENTINEL VARIABLE PRODUCTS TRUST

     Supplement dated January 22, 2002 to the Prospectus dated May 1, 2001




Effective January 1, 2002, the name of the Trust's investment advisor has changed from National Life Investment Management Company, Inc. to NL Capital Management, Inc.

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